Earnings (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income attributable to Acorn International, Inc. from operations-basic and diluted	$ 9,836,231	$ 31,127,184	$ 12,384,303
—Continuing operations	10,897,318	32,117,419	16,306,229
—Discontinued operations	$ (1,061,087)	$ (990,235)	$ (3,921,926)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	51,619,218	52,546,325	65,836,869
Income (Loss) per ordinary share:
Basic and diluted	$ 0.19	$ 0.60	$ 0.19
—Continuing operations	0.21	0.62	0.25
—Discontinued operations	$ (0.02)	$ (0.02)	$ (0.06)